Income Taxes - Summary of Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of effective tax rate [abstract]
Income taxes at Panamanian statutory rates	25.00%	25.00%	25.00%
Effect of tax rates in non - panamanian jurisdictions	0.60%	(2.60%)	(11.40%)
Exemption in non - taxable countries	(14.00%)	(12.20%)	(30.00%)
Adjustment for prior period	(0.10%)	0.03%	(0.60%)
Provision for income taxes	11.50%	10.20%	(17.00%)
Net income (loss)	$ 370,023	$ 334,544	$ (224,974)
Total income tax expense	48,000	38,271	32,759
Profit (loss) excluding income tax	418,023	372,815	(192,215)
Income taxes at Panamanian statutory rates	104,506	93,204	(48,054)
Effect of tax rates in non - panamanian jurisdictions	2,626	(9,729)	21,986
Exemption in non - taxable countries	(58,677)	(45,330)	57,599
Adjustment for prior period	(455)	127	1,228
Provision for income taxes	$ 48,000	$ 38,271	$ 32,759